Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 14,709,239	$ 10,478,550	$ 8,570,070
Cost of revenue	(11,557,897)	(8,614,316)	(6,724,479)
Gross profit	3,151,342	1,864,234	1,845,591
Operating cost and expenses:
Sales and marketing expenses	(580,751)	(579,042)	(406,870)
General and administrative	(3,727,801)	(1,475,028)	(1,453,282)
Other operating income/(expenses)	23,607	(12,818)	(18,588)
Total operating cost and expenses	(4,284,945)	(2,066,888)	(1,878,740)
Loss from operations	(1,133,603)	(202,654)	(33,149)
Finance income	15,679	23,671	20,743
Finance cost	(64,749)	(34,702)	(35,830)
Loss before income taxes	(1,182,673)	(213,685)	(48,236)
Income tax credit/(expense)	21,432	(16,830)	43,790
NET LOSS	$ (1,161,241)	$ (230,515)	$ (4,446)
Net loss per share attributable to Ordinary shares and Class A shares
Basic (in Dollars per share)	$ (0.44)	$ (0.1)		[1]
Diluted (in Dollars per share)	$ (0.44)	$ (0.1)		[1]
Weighted average number of Ordinary shares and Class A shares outstanding
Basic (in Shares)	2,641,990	2,400,000	2,400,000	[2]
Diluted (in Shares)	2,641,990	2,400,000	2,400,000	[2]

[1]	The net loss per share for year ended March 31, 2024 is immaterial.
[2]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, for all periods presented. Following the one-for-ten reverse share split effected on November 10, 2025, the 24,000,000 ordinary shares outstanding as of August 22, 2024 were retrospectively adjusted and presented as 2,400,000 ordinary shares.